Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Line Items]
Amounts due from credit card processors	$ 96,255	$ 102,512	$ 122,559
Credit card agreement and the restricted cash account	3,500	4,000
Amounts of receivable from business customers	10,700	20,700
Amounts of allowance from business customers	500	200
Amounts of inventory allowances	2,700	3,900
Impairment losses
Transaction fees	800	1,000	600
Deferred revenue	26,988	25,614
Deferred revenue recognized	22,200	27,600	36,600
Shipping and handling revenue	9,900	12,100	15,300
Shipping and handling costs	38,100	45,900	49,200
Vendor incentives	166,300	215,200	224,300
Advertising vendors cost	400	800	1,300
Advertising and promotional expenses	$ 14,000	$ 12,700	$ 14,700
Percentage of tax benefit	50.00%
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Voting stock of the investee	20.00%
Investments in limited partnerships percentage	3.00%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Voting stock of the investee	50.00%
Investments in limited partnerships percentage	5.00%
Product [Member] | Product Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Product sales as a percentage of total sales	91.00%	91.00%	91.00%
Cash and Cash Equivalents [Member]
Summary of Significant Accounting Policies [Line Items]
Amounts due from credit card processors	$ 6,300	$ 12,900
Vendor Incentive Program [Member]
Summary of Significant Accounting Policies [Line Items]
Vendor incentive receivable	48,500	57,100
Vendor incentive allowance	$ 400	$ 700